Inventory	12 Months Ended
Dec. 31, 2020
Inventory [Abstract]
Inventory

Note 5 – Inventory

	December 31,
	2019	2020
	Thousands USD	Thousands USD
Raw materials and work in progress (*)	2,636	2,692
Finished goods	907	622
	3,543	3,314

(*)	A part of the raw materials and work in progress are expected to be sold in a period longer than the operating cycle of the Company.